Financial Instruments - classification - IBOR reform (Details) £ in Millions	Dec. 31, 2020 $ / shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities		£ 755,667	£ 679,483
Series U, Non-cumulative preference shares of US$0.01
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities		494
Par value per share | $ / shares	$ 0.01
US$1.15 billion 8% notes
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities		734
US$2.65 billion 8.625% notes
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities		£ 2,046